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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498
811-08910

MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer
MILES FUNDS, INC.
1415 28th STREET, SUITE 200
WEST DES MOINES, IOWA 50266
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

GWENETH K. GOSSELINK	JOHN C. MILES, ESQ.
MILES FUNDS,INC.	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266	LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 12/31/2015

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

Institutional Money Market Fund Portfolio
As of December 31, 2015
	Principal	Amortized Cost

US Government and Agency Obligations (18.3%)
FHLB 0.625% Due 11/23/16	3,000,000.00	2,996,052.07

FHLB 0.350% Due 6/17/16	1,750,000.00	1,749,954.06

FHLB 0.375% Due 6/20/16	2,000,000.00	2,000,038.54

FHLB 0.375% Due 7/21/16	2,000,000.00	1,999,833.06

FHLB0.375% Due 7/22/16	2,000,000.00	1,999,821.54

FHLB 0.375% Due 08/03/16	2,000,000.00	1,999,574.73

FHLB 0.318% Due 06/15/16	1,000,000.00	1,000,169.39

FHLB 0.375% Due 10/14/16	1,000,000.00	999,827.49

FHLB 0.4% Due 10/28/16	2,000,000.00	2,000,065.79

FFCB DN 0.000% Due 10/14/16	1,000,000.00	997,050.28

FHLB 2.000% Due 09/09/16	3,000,000.00	3,032,307.69

FHLB 0.375% Due 06/24/16	2,000,000.00	1,999,990.38

FFCB 0.800% Due 12/01/16	1,000,000.00	1,001,376.36

FFCB 0.970% Due 09/19/16	1,050,000.00	1,053,894.07

FHLB 5.125% Due 10/19/16	1,445,000.00	1,498,277.44

FHLMC 5.125% Due 10/18/16	1,000,000.00	1,037,549.57

FHLMC 0.50% Due 05/13/16	1,000,000.00	1,000,909.51

Total US Government and Agency Obligations	28,245,000.00	28,366,691.97

Repurchase Agreements (10.8%)
Wells Fargo Repo 0.35% due 1/ 4/16	16,612,587.00	16,612,587.00

Total Repurchase Agreements	16,612,587.00	16,612,587.00

Certificates of Deposit (70.9%)
BMW Bank, N.A. CD 35141 0.45% 06/24/16	245,000.00	245,000.00

Bank Baroda, NY CD 33681 0.60% 08/23/16	245,000.00	245,000.00

Bank of India, NY CD 33648 0.60% 08/24/16	245,000.00	245,000.00

Customers Bk CD 0.40% Due 01/21/16	245,000.00	245,000.00

Discover Bank, DE CD 05649 0.55% 07/01/16	245,000.00	245,000.00

Fed Svgs Bk CD 35518 0.50% 06/30/16	245,000.00	245,000.00

First Foundation Bk 0.60% Due 08/19/16	245,000.00	245,000.00

First Merit Bk CD 0.45% Due 01/22/16	245,000.00	245,000.00

Goldman Sachs Bk USA 0.60% Due 08/25/16	245,000.00	245,000.00

Mizuho Bank USA 0.45% Due 07/01/16	245,000.00	245,000.00

Northfield Bk CD 0.40% Due 01/20/16	245,000.00	245,000.00

Santander Bank NA CD 0.55% Due 07/01/16	245,000.00	245,000.00

American MoneyMarket 0.28%	49,526,844.01	49,526,844.01

Bank of China (SC) 33653 0.33%	8,008,807.51	8,008,807.51

Merrick Bank CD (SC) 34519 0.82% 01/15/16	246,347.50	246,347.50

EnerBank CD (SC) 57293 0.66% 01/22/16	246,347.50	246,347.50

NXT Bank, IA CD 16438 0.55% 01/26/16	245,000.00	245,000.00

Central Bk IL CD(SC) 11670 0.40% 02/05/16	245,980.00	245,980.00

Freedom Financial CD 35031 0.50% 02/07/16	250,000.00	250,000.00

Seaside Nat'l CD(SC) 58328 0.563% 2/14/16	246,323.00	246,323.00

Solera National Bank 58534 0.45% 03/07/16	245,980.00	245,980.00

TriState Capital Ban 58457 0.70% 03/27/16	246,715.00	246,715.00

Newburyport Bk,MA CD 90251 0.35% 05/29/16	249,699.33	249,699.33

Bank of Rison CD 8730 0.75% 06/10/16	246,837.50	246,837.50

Banco Popula CD (SC) 34968 0.95% 07/30/16	246,960.00	246,960.00

Grand Ridge Ntl Bk 03674 0.45% 09/23/16	245,000.00	245,000.00

Peoples Bank AL (SC) 22537 0.30% 09/24/16	245,833.00	245,833.00

CDARS Westbank 0.370% Due 01/21/16	2,500,000.00	2,500,000.00

CDARS Frmers & Mrcnt0.42% Due 05/19/16	1,000,000.00	1,000,000.00

CS Savings (SC) CS - 0.27%	1,608,782.34	1,608,782.34

Bank of the West 03514 - 0.210%	245,000.00	245,000.00

Cent S Bk-St Cent IM 10903 - 1.000%	245,000.00	245,000.00

Citizens St Bk-Pocah 26720 - 0.400%	245,000.00	245,000.00

Comm Svgs-Manchester 14633 - 0.400%	245,000.00	245,000.00

Comm Bank of Oelwein 34857 - 0.400%	245,000.00	245,000.00

Fidelity Bank-Huxley 14251 - 0.300%	245,000.00	245,000.00

FNB-Creston 04444 - 0.400%	245,000.00	245,000.00

Iowa State Bank 15808 - 0.300%	245,000.00	245,000.00

Nationwide Bk-Columb 34710 - 0.300%	245,000.00	245,000.00

FNB Creston 04503 - 0.250% Mthly	245,000.00	245,000.00

Treynor State Bk-IM 14812 - 0.500%	245,000.00	245,000.00

Great Wstn Bk (ADM) 0.30%	6,012,249.35	6,012,249.35

Arbor Bank ICS 0.35%	5,000,167.74	5,000,167.74

Frmrs & Mrchts ICS 0.25%	3,003,988.16	3,003,988.16

FNB Omaha ICS 0.29%	54,205.50	54,205.50

Sumitomo Svgs (SC) SMBC - 0.29%	8,002,491.58	8,002,491.58

TD Savings (SC) 18409 - 0.33%	7,515,438.45	7,515,438.45

Wells Fargo Svg (SC) 03511 - 0.357%	8,026,750.62	8,026,750.62

	109,101,748.09	109,101,748.09

	153,959,335.09	154,081,027.06

VALUATION DISCLOSURES

Securities Valuation:  In accordance with Rule 2a-7 under the 1940 Act, the Fund’s investments are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1 per share.  Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Fair Value Measurement:  ASC 820, Fair Value Measurement and Disclosure, defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  Under ASC 820, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Level 1 –

quoted prices in active markets for identical securities;

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or

Level 3 –

significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

Securities in the Fund’s investments are valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940.  These approximate fair values are all considered Level 2 valuations with the exception of the demand accounts which are considered Level 1 valuations.

ITEM 2. CONTROLS AND PROCEDURES

(A) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of February 26, 2016, a date within 90 days of the filing date of this report.

(B) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

(A) A Certification from the Chief Executive Officer and the Chief Financial Officer is attached as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MILES FUNDS, INC.

By

Gregory D. Boal

Principal Executive and President

Date:  February 26, 2016

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Gregory D. Boal

President (Principal Executive Officer)

Date:  February 26, 2016

Amy M. Mitchell

Treasurer (Principal Financial Officer)

Date:  February 26, 2016